Write-Downs of Long-Lived Assets (Tables)	6 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2021 and September 30, 2021, the long-lived ass
e
ts classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2021	As of September 30, 2021
Investment in operating leases	¥8,055	¥13,634

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the six months ended September 30, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥583 million and ¥88 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2020		Six months ended September 30, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥0	0	¥1	1

Total	¥0	0	¥1	1

	Six months ended September 30, 2020		Six months ended September 30, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥0	0	¥11	1
Condominiums	64	2	1	1
Land undeveloped or under construction	17	1	0	0
Others*	502	—	75	—

Total	¥583	—	¥87	—

*	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the six months ended September 30, 2020, include a write-down of ¥433 million of two hotels.

For the three months ended September 30, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥326 million and ¥1 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended September 30, 2020		Three months ended September 30, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥0	0	¥1	1

Total	¥0	0	¥1	1

	Three months ended September 30, 2020		Three months ended September 30, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Condominiums	¥26	1	¥0	0
Land undeveloped or under construction	17	1	0	0
Others*	283	—	0	—

Total	¥326	—	¥0	—

*	For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended September 30, 2020, include a write-down of ¥280 million of one hotel.